Summary of Significant Accounting Policies - Remaining Performance Obligations (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue Recognition
Revenue remaining, performance obligation		$ 369
Revenue remaining, performance obligation, expected timing of satisfaction		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-10-01
Revenue Recognition
Revenue remaining, performance obligation	$ 122
Revenue remaining, performance obligation, expected timing of satisfaction	3 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue Recognition
Revenue remaining, performance obligation	$ 359	$ 223
Revenue remaining, performance obligation, expected timing of satisfaction	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue Recognition
Revenue remaining, performance obligation	$ 144	$ 113
Revenue remaining, performance obligation, expected timing of satisfaction	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue Recognition
Revenue remaining, performance obligation	$ 57	$ 27
Revenue remaining, performance obligation, expected timing of satisfaction	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Revenue Recognition
Revenue remaining, performance obligation	$ 62	$ 21
Revenue remaining, performance obligation, expected timing of satisfaction